Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,866,000)	$ (1,410,000)	$ (1,305,000)	$ (1,366,000)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of property and equipment	1,427,000	1,187,000	2,499,000	2,072,000
Stock-based compensation	1,023,000	670,000	1,047,000	797,000
Stock-Based Compensation forfeiture adjustment	(125,000)
Amortization of Finance Lease Right-of-Use Assets	98,000	98,000	197,000	176,000
Amortization of Operating Lease Right-of-Use Assets	341,000	357,000	676,000	676,000
Deferred gain on sale	(19,000)	(19,000)	(39,000)	(38,000)
Allowance for credit losses	89,000	28,000	68,000	52,000
Amortization of deferred financing costs	1,000	34,000	69,000	68,000
(Gain)/Loss on sale of equipment			(68,000)	(15,000)
(Increase) Decrease in Operating Assets:
Accounts receivable	(182,000)	1,897,000	1,761,000	(1,060,000)
Inventory	(2,438,000)	(1,376,000)	(5,450,000)	1,040,000
Prepaid expenses and other current assets	312,000	(17,000)	(395,000)	(74,000)
Contract costs receivable		296,000	296,000
Prepaid taxes	(19,000)	(20,000)	(20,000)	(19,000)
Deposits and other assets	(17,000)	17,000	29,000	375,000
Increase (Decrease) in Operating Liabilities:
Accounts payable and accrued expenses	(1,010,000)	1,249,000	888,000	961,000
Operating lease liabilities	(463,000)	(448,000)	(881,000)	(879,000)
Customer deposits	3,073,000	(673,000)	(724,000)	(2,442,000)
NET CASH PROVIDED BY OPERATING ACTIVITIES	225,000	1,870,000	(1,352,000)	324,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(485,000)	(2,113,000)	(3,322,000)	(2,301,000)
Proceeds from sale of fixed assets			200,000	16,000
NET CASH USED IN INVESTING ACTIVITIES	(485,000)	(2,113,000)	(3,122,000)	(2,285,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable - revolver - net - Current Credit Facility	1,065,000	(811,000)	4,713,000	2,101,000
Proceeds from term loan - Current Credit Facility		1,640,000	1,640,000	1,006,000
Proceeds from Common Stock issued for cash		1,185,000	4,638,000	327,000
Payments for taxes related to net share settlement of equity awards	(131,000)	(127,000)	(127,000)
Payments of Subordinated Notes - related party		(1,291,000)	(1,291,000)
Payments of term loan - Current Credit Facility	(524,000)	(485,000)	(1,010,000)	(869,000)
Payments of Solar Credit Facility	(14,000)
Payments of finance lease obligations	(118,000)	(109,000)	(223,000)	(196,000)
Payments of loan payable - financed asset	(4,000)	(5,000)	(9,000)	(9,000)
Proceeds from term loan - Solar Facility				8,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	274,000	(3,000)	8,331,000	2,368,000
NET INCREASE (DECREASE) IN CASH	14,000	(246,000)	3,857,000	407,000
CASH AT BEGINNING OF PERIOD	4,610,000	753,000	753,000	346,000
CASH AT END OF PERIOD	4,624,000	507,000	4,610,000	753,000
Supplemental cash flow information:
Cash paid during the period for interest	994,000	861,000	1,829,000	1,849,000
Cash paid during the period for taxes	$ 41,000	$ 19,000	21,000	20,000
Supplemental disclosure of non-cash investing and financing activities:
Non-cash investing and financing activities				533,000
Acquisition of financed lease asset				$ 319,000